LOSS PER ORDINARY SHARE (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) Options shares	Jun. 30, 2022 USD ($) Options shares	Dec. 31, 2022 Options shares	Dec. 31, 2021 Options
LOSS PER ORDINARY SHARE
Weighted number of Ordinary shares	41,802,993	7,703,799
Loss | $	$ 54,998	$ 10,222
Preferred shares dividend | $	638	4,452
For the computation of basic and diluted loss per share | $	$ 55,636	$ 14,674
Number of options to employees and consultants outstanding under the share-based compensation plan | Options	5,448,573	4,854,232	5,286,884	3,854,651
Number of shares issued for acquisition | Options	1,195,671	1,600,499
Number of share outstanding	47,481,609		36,138,588
Preferred shares
LOSS PER ORDINARY SHARE
Number of share outstanding		27,660,146
Warrants
LOSS PER ORDINARY SHARE
Number of share outstanding	14,850,000